Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies:
Commitments and Contingencies

(22)              Commitments and Contingencies

As of December 31, 2012, commitments outstanding for the purchase of property, plant and equipment approximated RMB 1,897,462 (US$304,564).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ending December 31,	RMB	US$
2013	2,167,035	347,833
2014	2,388,923	383,449
2015	2,640,972	423,905
2016	2,550,609	409,401
2017	2,519,181	404,356
Thereafter	4,933,664	791,908
Total	17,200,384	2,760,852

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements amounted to RMB 9,641,287 (US$1,547,533) as of December 31, 2012.

In October 2012, the Company received notice of an antitrust and unfair competition lawsuit filed by Solyndra, LLC (a U.S.-based solar company) against the Company and two other China-based photovoltaic panel manufacturers in the U.S. District Court of the Northern District of California. The Company filed its joint motion to dismiss all of Solyndra’s claims with the co-defendants in early March 2013. While it is premature at this stage of the litigation to evaluate the final outcome, the Company believes that Solyndra’s claims lack merits. The Company intends to defend vigorously against those allegations. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2012 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.